Derivative Instruments and Comprehensive (Loss) Income (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of comprehensive (loss) income
Net (loss) income	$ (8,752)	$ (11,675)	$ 4,056
Unrealized gain (loss) on derivative instruments	(5,569)	1,067	1,314
Total comprehensive (loss) income	(14,321)	(10,608)	5,370
Attributable to noncontrolling interests	954	209	(156)
Comprehensive (loss) income attributable to common shareholders	$ (13,367)	$ (10,399)	$ 5,214